Bank facilities (Details)	Dec. 31, 2022 CAD ($) $ / $	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Unrealized loss on forward foreign exchange contracts	$ (1,201,000)	$ (33,000)
Currency risk
Disclosure of detailed information about borrowings [line items]
Foreign exchange contracts	$ 38,000,000	26,500,000
Average price of hedging instrument (CDN per USD)	1.31
LG Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity	$ 2,000,000
Borrowings outstanding	0	$ 0
FX Facility
Disclosure of detailed information about borrowings [line items]
Foreign exchange facility	$ 25,000,000